July 31, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Office of Filings, Information and Consumer Services

Re:	Calvert World Vales Fund, Inc. (File Nos. 811-06563 and 033-45829) (the “Registrant”) on behalf of its series Calvert Emerging Markets Equity Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant on behalf of the Fund, transmitted herewith, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 and Regulation S-T, are definitive copies of the Shareholder Letter, Notice of Meeting, Proxy Statement and Proxy Card (“proxy materials”) regarding a Special Meeting of Shareholders to be held on Friday, October 5, 2018.  The Registrant transmitted preliminary copies of the proxy materials on July 3, 2018 (Accession No. 0000940394-18-001287).

The definitive filing incorporates responses to comments made on the preliminary materials provided by Lisa Larkin of the Staff of the Division of Investment Management of the Commission (the “Staff”) via telephone on July 10, 2018.  The comments and the responses thereto are set forth below.  Capitalized terms have the meaning ascribed to them in the proxy statement.

Proxy Statement

1.    Comment: Please confirm all principal executive officers of Hermes Investment Management Limited (the “Sub-Adviser”) are included in the proxy statement per Item 22(c)(2) of Schedule 14A.

Response: The Registrant has added information on the principal executive officers of the Sub-Adviser.

2.    Comment: Please consider moving the Board of Directors’ Contract Considerations to the body of the proxy statement rather than including as an appendix.

Response: The Registrant has moved the Board of Directors’ Contract Considerations to the body of the proxy statement.

3.    Comment: Please include a description of any other terms or conditions that are anticipated to be included in the manager-of-managers exemptive application.

Response: The Registrant has updated the proxy statement to include a more detailed description of the manager-of-managers exemptive relief that it expects to request.

U.S. Securities Exchange Commission
July 31, 2018

4.    Comment: Please add a footnote explaining the nature of John Streur’s affiliation with the Registrant and/or Calvert Research and Management (the “Adviser”).

Response: The Registrant confirms a footnote has been added noting Mr. Streur’s affiliation with the Adviser and its affiliates.

5.     Comment: If applicable, please add additional information regarding the Board of Directors’ consideration of new information in their determination to approve a new investment sub-advisory agreement with the Sub-Adviser.

Response: The Registrant has added additional disclosure regarding the Board of Directors’ approval of the new investment sub-advisory agreement under “Specific Considerations Related to the Transaction” in the proxy statement.

Please contact the undersigned at (617) 672-8117 if you have any questions concerning the foregoing.

Very truly yours,

/s/ Katherine Campbell

Katherine Campbell, Esq.

Assistant Vice President